Accrued liabilities - Other liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of accrued liabilities
Balance at beginning of the year	$ 420,755	$ 159,499
Increase for the year	968,890	1,048,731
Payments	869,633	774,468
Unwinding discount	22,566	13,007
Balance at end of the year	497,446	420,755
Aircraft lease return obligation
Analysis of accrued liabilities
Balance at beginning of the year	410,060	149,326
Increase for the year	960,548	1,038,764
Payments	859,659	765,023
Unwinding discount	22,566	13,007
Balance at end of the year	488,383	410,060
Employee profit sharing
Analysis of accrued liabilities
Balance at beginning of the year	10,695	10,173
Increase for the year	8,342	9,967
Payments	9,974	9,445
Balance at end of the year	$ 9,063	$ 10,695